CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 04, 2020	Jul. 03, 2019	May 15, 2019	Feb. 06, 2019	Feb. 20, 2020	Nov. 21, 2019	Oct. 11, 2019	Jun. 26, 2019	Apr. 18, 2019	Mar. 21, 2019	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2019	Aug. 31, 2019
Amortization of debt discount												$ 585,091	$ 180,172
Armada [Member]
Principal amount											$ 63,000
Accrued interest											4,031
December 2, 2019 [Member]
Derivative liability												32,129
Accrued interest												3,052
Amortization of debt discount												17,960
Fourth Convertible Promissory Note [Member] | December 2, 2019 [Member] | BHP [Member]
Principal amount												$ 66,000
Interest rate												8.00%
Derivative liability												$ 24,153
Original issue discount												$ 6,000
Maturity date												Dec. 02, 2020
Terms of conversion feature												BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description												The conversion price is 70% of the average of the five lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Debt discount and premium												$ 31,153
Fifth Convertible Promissory Note [Member] | BHP [Member]
Principal amount					$ 83,333
Debt discount					$ 40,507
Interest rate					8.00%
Derivative liability					$ 30,674							39,965
Original issue discount					$ 8,333
Accrued interest												2,393
Maturity date					Nov. 20, 2020
Terms of conversion feature					BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description					The conversion price is 70% of the average of the five lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Amortization of debt discount												19,366
Fifth Convertible Promissory Note [Member] | Fourth Armada Note [Member] | November 1, 2019 [Member]
Principal amount												20,000
Fifth Convertible Promissory Note [Member] | Fourth Armada Note [Member] | November 1, 2020 [Member]
Debt discount												$ 8,082
Interest rate												8.00%
Derivative liability												$ 10,855
Accrued interest												$ 1,061
Terms of conversion feature												Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description												The conversion price is 70% of the average of the five lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Amortization of debt discount												$ 5,343
Seventh Convertible Promissory Note [Member] | Amanda [Member]
Principal amount	$ 88,000
Debt discount	$ 41,408											13,387
Interest rate	8.00%
Derivative liability	$ 33,408											41,517
Original issue discount	$ 8,000
Accrued interest												2,276
Maturity date	Mar. 04, 2021
Terms of conversion feature	Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description	The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Convertible Promissory Note [Member] | St. George Investments LLC [Member]
Principal amount								$ 500,000				130,308
Debt discount								$ 239,773
Interest rate								5.00%
Derivative liability								$ 239,773
Maturity date								Jun. 26, 2020
Conversion price, description								The conversion price is 80% of the average of the three lowest closing prices of the Company’s common stock during the twenty trading days preceding the date of conversion.
Accrued interest, debt amount converted into common stock												7,838
Repayment of accrued interest												1,160
Debt amount converted into common stock												369,692
Convertible Promissory Note [Member] | Jefferson Street Capital LLC [Member]
Principal amount			$ 38,500									38,500
Debt discount			$ 20,097
Interest rate			8.00%
Derivative liability			$ 15,597
Original issue discount			$ 2,500
Accrued interest												1,540
Maturity date			Feb. 15, 2020
Terms of conversion feature			Jefferson has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description			The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Conversion fees												2,000
Convertible Promissory Note [Member] | Geneva [Member]
Principal amount				$ 43,000											$ 43,000
Debt discount				$ 19,128
Interest rate				10.00%
Derivative liability				$ 16,128
Accrued interest															$ 2,150
Maturity date				Feb. 06, 2020
Terms of conversion feature				Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description				The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion
Sixth Convertible Promissory Note [Member] | Amanda [Member]
Principal amount						$ 22,000
Debt discount						$ 10,590						6,423
Interest rate						8.00%
Derivative liability						$ 8,090						10,774
Original issue discount						$ 2,000
Accrued interest												1,070
Maturity date						Nov. 21, 2020
Terms of conversion feature						Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Amortization of debt discount												6,423
Conversions price, description						The conversion price is 70% of the average of the five lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Sixth Convertible Promissory Note [Member] | BHP [Member]
Principal amount	$ 60,500
Debt discount	$ 28,354											9,166
Interest rate	8.00%
Derivative liability	$ 22,854											28,425
Original issue discount	$ 5,500
Accrued interest												1,565
Maturity date	Mar. 04, 2021
Terms of conversion feature	BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description	The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Amortization of debt discount												$ 13,387
Convertible Notes Payable [Member] | Geneva [Member] | Armada [Member]
Principal amount							$ 63,000
Accrued interest							$ 3,003
Terms of conversion feature							Armada assumed the right beginning on the date that is 170 days following April 18, 2019, the date of the original note, to convert principal and accrued interest into shares of the Company’s common stock.					The Company and Armada also entered into an agreement on November 1, 2019 whereby Armada agreed to limit its conversions of this note to no more than $20,000 note principal every thirty days.
Conversion price, description							The conversion price of the fourth Armada convertible note is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Third Convertible Promissory Note [Member] | Armada Investment Fund, LLC [Member]
Principal amount		$ 137,500										$ 137,500
Debt discount		$ 73,573
Interest rate		8.00%										8.00%
Derivative liability		$ 59,573
Original issue discount		$ 12,500
Maturity date		Jul. 03, 2020
Terms of conversion feature		Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description		The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Accrued interest into common stock												$ 9,572
Conversion of fees into common stock												2,000
Third Convertible Promissory Note [Member] | BHP Capital NY, Inc. [Member]
Principal amount		$ 137,500										137,500
Debt discount		$ 73,584
Interest rate		8.00%
Derivative liability		$ 59,584
Original issue discount		$ 12,500
Maturity date		Jul. 03, 2020
Terms of conversion feature		BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description		The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Conversion fees												1,500
Second Convertible Promissory Note [Member] | Geneva [Member]
Principal amount										$ 78,000				$ 78,000
Debt discount										$ 33,496
Interest rate										10.00%
Derivative liability										$ 30,496
Accrued interest														$ 3,900
Maturity date										Mar. 21, 2020
Terms of conversion feature										Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description										The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Second Convertible Promissory Note [Member] | Armada Investment Fund, LLC [Member]
Principal amount			$ 38,500								63,000	38,500
Debt discount			$ 20,098
Interest rate			8.00%
Derivative liability			$ 15,598
Original issue discount			$ 2,500
Accrued interest												3,460
Maturity date			Aug. 15, 2020
Terms of conversion feature			Armada had the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description			The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Extinguishing the debt												500
Second Convertible Promissory Note [Member] | BHP Capital NY, Inc. [Member]
Principal amount			$ 38,500									38,500
Debt discount			$ 20,097
Interest rate			8.00%
Derivative liability			$ 15,597
Original issue discount			$ 2,500
Maturity date			Feb. 15, 2020
Terms of conversion feature			BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description			The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Conversion fees												1,000
Interest converted, Amount												1,933
Fourth Convertible Notes Payable [Member] | Geneva [Member]
Principal amount									$ 63,000			$ 63,000
Debt discount									$ 26,988
Interest rate									10.00%
Derivative liability									$ 23,988
Maturity date									Apr. 18, 2020
Terms of conversion feature									Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description									The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Accrued interest into common stock											$ 4,030